Supplemental Condensed Consolidating Financial Information	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010
Condensed Financial Information [Abstract]
Condensed Consolidating Statement Of Income [Text Block]
Condensed consolidating statements of income
FOR THE SIX MONTHS ENDED JUNE 30, 2011
(unaudited)
(in US dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Sales and other income	1,285	-	1,826	(91)	3,020

Product sales	1,214	-	1,784	-	2,998
Interest, dividends and other	71	-	42	(91)	22

Costs and expenses	1,441	60	(19)	559	2,041

Production costs	536	-	874	-	1,410
Exploration costs	8	9	103	-	120
Related party transactions	(5)	-	-	-	(5)
General and administrative expenses/(recoveries)	109	17	13	(3)	136
Royalties paid	33	-	54	-	87
Market development costs	2	-	2	-	4
Depreciation, depletion and amortization	188	-	199	-	387
Impairment of assets	10	-	1	-	11
Interest expense	4	34	53	-	91
Accretion expense	6	-	8	-	14
Employment severance costs	5	-	2	-	7
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	545	-	(1,148)	562	(41)
Non-hedge derivative gain and movement on bonds	-	-	(180)	-	(180)

(Loss)/income before income tax provision	(156)	(60)	1,845	(650)	979
Taxation expense	(134)	(1)	(149)	-	(284)
Equity income in associates	22	6	-	-	28
Equity income/(loss) in subsidiaries	1,002	359	-	(1,361)	-
Income/(loss) from continuing operations	734	304	1,696	(2,011)	723
Preferred stock dividends	(31)	-	(31)	62	-
Net income/(loss)	703	304	1,665	(1,949)	723
Less: Net income attributable to noncontrolling interests	-	-	(20)	-	(20)

Net income/(loss) - attributable to AngloGold Ashanti	703	304	1,645	(1,949)	703

Condensed consolidating statements of income
FOR THE SIX MONTHS ENDED JUNE 30, 2010
(unaudited)
(in US dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Sales and other income	970	(3)	1,490	(51)	2,406

Product sales	919	-	1,451	-	2,370
Interest, dividends and other	51	(3)	39	(51)	36

Costs and expenses	934	65	1,339	(26)	2,312

Production costs	479	-	717	-	1,196
Exploration costs	3	5	86	-	94
Related party transactions	(8)	-	-	-	(8)
General and administrative expenses/(recoveries)	77	3	22	(2)	100
Royalties paid	8	-	50	-	58
Market development costs	3	-	2	-	5
Depreciation, depletion and amortization	166	-	170	-	336
Impairment of assets	8	-	11	-	19
Interest expense	2	33	32	-	67
Accretion expense	5	-	5	-	10
Employment severance costs	9	-	1	-	10
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	8	24	8	(24)	16
Non-hedge derivative loss and movement on bonds	174	-	235	-	409

Income/(loss) before income tax provision	36	(68)	151	(25)	94
Taxation benefit/(expense)	9	-	(115)	-	(106)
Equity income in associates	39	-	-	-	39
Equity (loss)/income in subsidiaries	(54)	(57)	-	111	-
Income/(loss) from continuing operations	30	(125)	36	86	27
Preferred stock dividends	(26)	-	(26)	52	-
Net income/(loss)	4	(125)	10	138	27
Less: Net income attributable to noncontrolling interests	-	-	(23)	-	(23)

Net income/(loss) - attributable to AngloGold Ashanti	4	(125)	(13)	138	4

Supplemental Balance Sheet Disclosures [Text Block]
Condensed consolidating balance sheets
AT JUNE 30, 2011
(unaudited)
(in US dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

ASSETS
Current Assets	980	2,265	3,360	(4,423)	2,182
Cash and cash equivalents	442	183	214	-	839
Restricted cash	1	-	30	-	31
Receivables, inter-group balances and other current assets	537	2,082	3,116	(4,423)	1,312
Property, plant and equipment, net	2,157	-	3,883	-	6,040
Acquired properties, net	205	-	615	-	820
Goodwill	-	-	205	(17)	188
Other intangibles, net	-	-	16	-	16
Other long-term inventory	-	-	75	-	75
Materials on the leach pad	-	-	359	-	359
Other long-term assets and deferred taxation assets	3,854	1,031	901	(4,705)	1,081

Total assets	7,196	3,296	9,414	(9,145)	10,761

LIABILITIES AND EQUITY
Current liabilities including inter-group balances	943	1,560	5,393	(7,054)	842
Other non-current liabilities	61	-	72	(52)	81
Long-term debt	38	994	1,438	-	2,470
Derivatives	-	-	88	-	88
Deferred taxation liabilities	700	-	531	7	1,238
Provision for environmental rehabilitation	178	-	398	-	576
Other accrued liabilities	-	-	40	-	40
Provision for pension and other post-retirement medical benefits	163	-	14	-	177
Commitments and contingencies	-	-	-	-	-
Equity	5,113	742	1,440	(2,046)	5,249
Stock issued	13	5,199	897	(6,096)	13
Additional paid in capital	8,710	379	219	(598)	8,710
Accumulated (deficit)/profit	(3,209)	(4,836)	(3,906)	8,742	(3,209)
Accumulated other comprehensive income and reserves	(401)	-	4,095	(4,095)	(401)
Total AngloGold Ashanti stockholders' equity	5,113	742	1,305	(2,047)	5,113
Noncontrolling interests	-	-	135	1	136

Total liabilities and equity	7,196	3,296	9,414	(9,145)	10,761

Condensed consolidating balance sheets
AT DECEMBER 31, 2010
(in US Dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

ASSETS
Current Assets	1,169	2,265	3,869	(5,306)	1,997
Cash and cash equivalents	152	114	309	-	575
Restricted cash	1	-	9	-	10
Receivables, inter-group balances and other current assets	1,016	2,151	3,551	(5,306)	1,412
Property, plant and equipment, net	2,197	-	3,729	-	5,926
Acquired properties, net	217	-	619	-	836
Goodwill	-	-	197	(17)	180
Other intangibles, net	-	-	17	-	17
Other long-term inventory	-	-	27	-	27
Materials on the leach pad	-	-	331	-	331
Other long-term assets and deferred taxation assets	3,328	736	914	(3,904)	1,074

Total assets	6,911	3,001	9,703	(9,227)	10,388

LIABILITIES AND EQUITY
Current liabilities including inter-group balances	1,293	1,587	6,116	(7,992)	1,004
Other non-current liabilities	52	-	71	(54)	69
Long-term debt	39	1,044	1,519	-	2,602
Derivatives	-	-	176	-	176
Deferred taxation liabilities	720	-	471	9	1,200
Provision for environmental rehabilitation	176	-	354	-	530
Other accrued liabilities	-	-	38	-	38
Provision for pension and other post-retirement medical benefits	165	-	15	-	180
Commitments and contingencies	-	-	-	-	-
Equity	4,466	370	943	(1,190)	4,589
Stock issued	13	4,587	897	(5,484)	13
Additional paid in capital	8,670	363	219	(582)	8,670
Accumulated (deficit)/profit	(3,869)	(4,580)	(4,350)	8,930	(3,869)
Accumulated other comprehensive income and reserves	(348)	-	4,055	(4,055)	(348)
Total AngloGold Ashanti stockholders' equity	4,466	370	821	(1,191)	4,466
Noncontrolling interests	-	-	122	1	123

Total liabilities and equity	6,911	3,001	9,703	(9,227)	10,388

Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
Condensed consolidating statements of cash flows
FOR THE SIX MONTHS ENDED JUNE 30, 2011
(unaudited)
(in US Dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Net cash provided by/(used) in operating activities	661	(15)	507	(62)	1,091
Net income/(loss)	703	304	1,665	(1,949)	723
Reconciled to net cash provided by/(used) in by operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	545	-	(1,097)	562	10
Depreciation, depletion and amortization	188	-	199	-	387
Impairment of assets	10	-	1	-	11
Deferred taxation	124	-	42	-	166
Other non cash items	(1,100)	(367)	(1)	1,325	(143)
Net increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	1	-	47	-	48

Effect of changes in operating working capital items:
Net movement inter-group receivables and payables	78	47	(125)	-	-
Receivables	23	-	(105)	-	(82)
Inventories	13	-	(115)	-	(102)
Accounts payable and other current liabilities	76	1	(4)	-	73

Net cash used in investing activities	(197)	(48)	(388)	-	(633)
Increase in non-current investments	(1)	(48)	(64)	-	(113)
Additions to property, plant and equipment	(211)	-	(345)	-	(556)
Proceeds on sale of mining assets	5	-	3	-	8
Proceeds on sale of investments	-	-	42	-	42
Proceeds from disposal of subsidiary	9	-	-	-	9
Cash of subsidiary disposed	-	-	(11)	-	(11)
Loans receivable repaid	1	-	-	-	1
Change in restricted cash	-	-	(13)	-	(13)

Net cash (used)/generated by financing activities	(172)	132	(224)	62	(202)
Repayments of debt	(99)	(50)	(6)	-	(155)
Issuance of stock	1	77	(77)	-	1
Proceeds from debt	-	-	6	-	6
Dividends (paid)/received	(74)	105	(147)	62	(54)

Net increase/(decrease) in cash and cash equivalents	292	69	(105)	-	256
Effect of exchange rate changes on cash	(2)	-	(1)	-	(3)
Cash and cash equivalents – January 1,	152	114	320	-	586
Cash and cash equivalents – June 30,	442	183	214	-	839

Condensed consolidating statements of cash flows
FOR THE SIX MONTHS ENDED JUNE 30, 2010
(unaudited)
(in US Dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Net cash provided by/(used) in operating activities	131	(359)	857	(52)	577
Net income/(loss)	4	(125)	10	138	27
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	8	24	7	(24)	15
Depreciation, depletion and amortization	166	-	170	-	336
Impairment of assets	8	-	11	-	19
Deferred taxation	(37)	-	16	-	(21)
Other non cash items	59	27	403	(166)	323
Net increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	3	-	10	-	13

Effect of changes in operating working capital items:
Net movement inter-group receivables and payables	(30)	(289)	319	-	-
Receivables	(1)	3	(66)	-	(64)
Inventories	(27)	-	(42)	-	(69)
Accounts payable and other current liabilities	(22)	1	19	-	(2)

Net cash used in investing activities	(140)	(17)	(162)	-	(319)
Increase in non-current investments	(3)	(17)	(39)	-	(59)
Additions to property, plant and equipment	(180)	-	(201)	-	(381)
Proceeds on sale of mining assets	1	-	2	-	3
Proceeds on sale of investments	-	-	24	-	24
Proceeds on disposal of associate	1	-	-	-	1
Cash inflows from derivatives purchased	41	-	53	-	94
Loans receivable advanced	-	-	(5)	-	(5)
Change in restricted cash	-	-	4	-	4

Net cash (used)/generated by financing activities	(71)	273	(735)	52	(481)
Repayments of debt	-	(1,000)	(315)	-	(1,315)
Issuance of stock	4	78	(78)	-	4
Proceeds from debt	-	994	35	-	1,029
Debt issue costs	-	(7)	-	-	(7)
Cash outflows from derivatives with financing	(14)	-	(119)	-	(133)
Dividends (paid)/received	(61)	208	(258)	52	(59)

Net decrease in cash and cash equivalents	(80)	(103)	(40)	-	(223)
Effect of exchange rate changes on cash	(5)	-	(6)	-	(11)
Cash and cash equivalents – January 1,	231	578	291	-	1,100
Cash and cash equivalents – June 30,	146	475	245	-	866